DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,642	$ 5,100
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	374	614
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	112	111
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,156	$ 4,375